STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Oct. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income	Accumulated Other Comprehensive Income (Loss)
Changes in accumulated other comprehensive income (loss) by component and related tax effects for the years ended October 31, 2023 and 2022 were as follows:

		Net defined benefit pension cost and post retirement plan costs
	Foreign currency translation	Prior service credits	Actuarial Losses	Unrealized gains (losses) on derivatives	Total
	(in millions)
As of October 31, 2021	$(185)	$124	$(224)	$3	$(282)
Other comprehensive income (loss) before reclassifications	(162)	—	50	56	(56)
Amounts reclassified out of accumulated other comprehensive income (loss)	—	(1)	28	(34)	(7)
Tax (expense) benefit	12	—	(9)	(5)	(2)
Other comprehensive income (loss)	(150)	(1)	69	17	(65)
As of October 31, 2022	$(335)	$123	$(155)	$20	$(347)
Other comprehensive income (loss) before reclassifications	33	—	(17)	(4)	12
Amounts reclassified out of accumulated other comprehensive income (loss)	—	(1)	2	—	1
Tax benefit	1	—	5	1	7
Other comprehensive income (loss)	34	(1)	(10)	(3)	20
As of October 31, 2023	$(301)	$122	$(165)	$17	$(327)

Reclassification out of Accumulated Other Comprehensive Income [Table Text Block]
Reclassifications out of accumulated other comprehensive income (loss) for the years ended October 31, 2023 and 2022 were as follows (in millions):

Details about Accumulated Other Comprehensive Income components	Amounts Reclassified from Other Comprehensive Income		Affected line item in statement of operations
	2023	2022

Unrealized gains on derivatives	$2	$36	Cost of products
Unrealized losses on derivatives	(2)	(2)	Interest expense
	—	34	Total before income tax
	—	(8)	Provision for income tax
	—	26	Total net of income tax
Net defined benefit pension cost and post retirement plan costs:
Actuarial net loss	(2)	(28)	Other (income) expense
Prior service benefit	1	1	Other (income) expense
	(1)	(27)	Total before income tax
	—	7	Benefit for income tax
	(1)	(20)	Total net of income tax
Total reclassifications for the period	$(1)	$6